10-Q Organization and Description of Business (Details) - USD ($)			1 Months Ended
	Jun. 23, 2023	Jun. 08, 2023	Jul. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Resale Agreement Counterparty [Line Items]
Required conversion of loans payable		$ 10,130,000
Reverse capitalization, principal amount of notes converted		7,800,000
Reverse capitalization, accrued and unpaid interest converted		2,300,000
Pre-close financing amount		18,100,000		$ 11,000,000
Subsequent Event
Resale Agreement Counterparty [Line Items]
Pre-close financing amount			$ 7,100,000
Electriq Microgrid Services LLC
Resale Agreement Counterparty [Line Items]
Subsidiary ownership (as a percent)				80.00%	80.00%	80.00%
SPAC Executive, Within 72 Hours
Resale Agreement Counterparty [Line Items]
Net proceeds from sale of equity securities		3,000,000
Third Parties, Within 72 Hours
Resale Agreement Counterparty [Line Items]
Net proceeds from sale of equity securities		3,000,000
SPAC Executive, Within 24 Hours
Resale Agreement Counterparty [Line Items]
Net proceeds from sale of equity securities		4,500,000
Third Parties, Within 24 Hours
Resale Agreement Counterparty [Line Items]
Net proceeds from sale of equity securities		1,500,000
SPAC Executive
Resale Agreement Counterparty [Line Items]
Net proceeds from sale of equity securities		5,000,000
Pre-close financing amount	$ 3,000,000.0			$ 5,500,000	$ 2,500,000
SPAC Executive | Subsequent Event
Resale Agreement Counterparty [Line Items]
Pre-close financing amount			4,500,000
Third Parties
Resale Agreement Counterparty [Line Items]
Net proceeds from sale of equity securities		$ 1,500,000
Third Parties | Subsequent Event
Resale Agreement Counterparty [Line Items]
Pre-close financing amount			$ 2,600,000